Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										4 Months Ended		12 Months Ended
	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 29, 2013	Jun. 16, 2013	Mar. 24, 2013	Dec. 30, 2012	Jun. 17, 2012	Mar. 25, 2012	Oct. 06, 2013	Oct. 07, 2012	Dec. 28, 2014
Fiscal Years
Fiscal periods	84 days	112 days	84 days	84 days	84 days	84 days	84 days	84 days	84 days	84 days	112 days	112 days
Cash and Cash Equivalents
Maximum processing period for credit card, debit card and electronic benefits transfer transactions to be classified as cash and cash equivalents													7 days
Due from banks for credit card, debit card and electronic benefit transfer transactions classified as cash equivalents	$ 17.2				$ 15.4								$ 17.2
Minimum
Fiscal Years
Fiscal years													364 days
Maximum
Fiscal Years
Fiscal years													371 days